As filed with the Securities and Exchange Commission on August 30, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21964

Rochdale Core Alternative Strategies Fund TEI LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

Rochdale Core Alternative Strategies Fund TEI LLC (the "Fund") invests substantially all of its assets in Rochdale Core
Alternative Strategies Master Fund LLC (the "Master Fund"). As of June 30, 2010, the Fund owned 66.52% of the Master Fund. The schedule of investments of the Master Fund is as follows:
SCHEDULE OF INVESTMENTS, June 30, 2010 (Unaudited)				Redemptions
	Percentage of				Notice Period
Long-Term Investment Funds1:	Members' Capital	Cost	Fair Value	Frequency	# of Days

Equity Long / Short:

Alphagen Rhocas	3.45%	$1,750,000	$1,957,024	Monthly	30
Blackthorn Partners, LP	4.53	2,000,000	2,572,087	Monthly	45
Clovis Capital Partners Institutional, LP	4.17	2,575,000	2,366,049	Quarterly	45
FrontPoint Offshore Asia Pacific Fund, Ltd.	1.88	1,000,000	1,070,841	Quarterly	45
FrontPoint Offshore Utility and Energy Fund, LP	2.44	1,500,000	1,386,854	Quarterly	30
Hunter Global Investors Fund I LP	4.77	2,575,000	2,711,689	Quarterly	30
Loch Capital Fund I, LP	3.13	1,610,000	1,775,903	Quarterly	45
Sandler Associates	4.57	2,500,000	2,596,263	Quarterly	30
Seligman Health Spectrum Plus Fund LLC	3.51	1,750,000	1,991,163	Monthly	30
Standard Global Equity Partners SA, LP	4.22	2,500,000	2,398,340	Quarterly	45
	36.67	19,760,000	20,826,213

Event / Multi-Strategy:

Bennelong Asia Pacific Multi Strategy Equity Fund, LP	1.93	1,400,000	1,094,783	Monthly	30
Brencourt Multi Strategy Arbitrage, LP	0.40	119,428	230,174	**	**
Brigade Leveraged Capital Structures Fund LP	5.89	2,800,000	3,347,716	Quarterly	60
Canyon Value Realization Fund, LP	3.62	2,000,000	2,058,266	Annually	100
Castlerigg Partners	2.61	2,225,000	1,479,848	Quarterly	90
GoldenTree Partners LP	4.44	2,150,000	2,522,489	Quarterly	90
Ionic Capital LLC	3.80	2,000,000	2,156,793	Quarterly	60
King Street Capital LP	0.26	113,702	150,734	Quarterly	65
OZ Asia Domestic Partners, LP	3.52	2,000,000	1,999,347	Annually	45
Polygon Global Opportunities Fund, LP	0.91	1,580,337	516,102	*	*
Satellite Fund II LP	0.23	823,429	132,031	*	*
Stark Select Asset Fund LLC 2	0.63	347,421	357,932	**	**
SuttonBrook Capital Partners, LP	5.57	3,450,000	3,161,892	Monthly	30
York Capital Management, LP	5.14	3,000,000	2,917,825	Quarterly	45
	38.95	24,009,317	22,125,932

Global Macro Strategy:

Blenheim Commodity Fund, LLC	2.66	1,500,000	1,510,830	Monthly	65
Boronia Diversified Fund (U.S.) LP	1.42	750,000	808,023	Monthly	30
CamCap Resources, LP	1.83	1,250,000	1,039,293	Quarterly	60
Caxton Global Investments (USA) LLC	0.10	49,984	57,295	**	**
Dynamic	1.46	750,000	827,942	Monthly	30
MKP Opportunity Partners, LP	2.21	1,250,000	1,257,293	Quarterly	60
Robeco Transtrend Diversified Fund LLC	2.68	1,500,000	1,520,005	Monthly	5
Sunrise Commodities Fund	2.38	1,110,000	1,353,389	Monthly	15
	14.74	8,159,984	8,374,070

Total Long-Term Investment Funds:	90.36	51,929,301	51,326,215

Short-Term Investment:

Money Market Fund:
Federated Prime Obligations Fund-Institutional Class, 0.22% 3	10.27	5,835,948	5,835,948

Total Investments	100.63%	$57,765,249	$57,162,163

1. All investments are non-income producing.
2. This Fund is a side pocket of Stark Investments Limited Partnership.
3. 7-Day Yield

* Redemption restrictions exist for Investment Funds whereby the Investment Managers may suspend redemption either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions. Redemptions are currently suspended for Polygon Global Opportunities Fund, LP and
Satellite Fund II LP, as the funds are in process of being liquidated or restructured.

** Special Investments have been established for Caxton Global Investments (USA) LLC,
Brencourt Multi Strategy Arbitrage LP, and Stark Investments Limited Partnership. These investments are long-term, illiquid and gains or losses associated with them flow through to the investors on an as realized basis.

The investments in Investment Funds shown above, representing 90.36% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent annual financial statements.

SCHEDULE OF INVESTMENTS, June 30, 2010 (Unaudited), Continued
Summary of Fair Value Exposure

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Underlying Funds
Equity Long / Short	$-	$-	$20,826,213	$20,826,213
Event / Multi-Strategy	-	-	22,125,932	22,125,932
Global Macro Strategy	-	-	8,374,070	8,374,070

Total Investments in Underlying Funds	-	-	51,326,215	51,326,215

Short-Term Investment
Money Market Fund	5,835,948	-	-	5,835,948

Total Investments	$5,835,948	$-	$51,326,215	$57,162,163

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2010	$54,763,619
Accrued discounts/premiums	-
Realized gain (loss)	511,072
Change in unrealized appreciation (depreciation)	(1,686,864)
Net purchases (sales)	(2,261,612)
Transfers in and/or out of Level 3 *	-
Balance as of June 30, 2010	$51,326,215

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Core Alternative Strategies Fund TEI LLC

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                 Garrett R. D’Alessandro, President

Date    8/25/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                 Garrett R. D’Alessandro, President

Date    8/25/2010

By (Signature and Title) /s/ Edmund L. Towers
                                                 Edmund L. Towers, Treasurer

Date    8/26/2010